Revenue - Contract Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 189.8	$ 160.9	$ 170.5
Deferred revenue - noncurrent	38.9	41.3	$ 36.5
Other contract liabilities - current	$ 48.3	$ 39.8